Cash and Cash Equivalents (Details) - Schedule of deposits bear interest - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Time deposit	S/ 114,994	S/ 205,302
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	7.40%
Time deposit	S/ 73,200	55,000
Vial y Vives - DSD S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco Santander - Chile
Interest rate	0.93%
Time deposit	S/ 22,317
Unna Energia S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco Internacional del Peru S.A.A.
Interest rate	0.35%
Time deposit	S/ 15,471	32,197
Unna Energia S.A [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.30%
Time deposit	S/ 4,006	11,130
AENZA S.A.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	0.26%
Time deposit		100,583
Concesionaria La Chira S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	BBVA Banco Continental S.A.
Interest rate	1.65%
Time deposit		4,000
Cumbra Ingenieria S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of deposits bear interest [Line Items]
Financial entites	Banco de Credito del Peru S.A.
Interest rate	1.75%
Time deposit		S/ 2,392